Document and Entity Information Document	1 Months Ended
Oct. 28, 2026
Document And Entity Information [Abstract]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.10 Par Value(voting)
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Automatic Data Processing, Inc.
Entity Central Index Key	0000008670
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Address, Address Line One	One ADP Boulevard,
Entity Address, City or Town	Roseland,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07068
City Area Code	973
Local Phone Number	974-5000
Amendment Flag	false
Entity File Number	1-5397
Entity Tax Identification Number	22-1467904
Trading Symbol	ADP
Security Exchange Name	NASDAQ